SHARE-BASED PAYMENTS (Schedule of Stock Option Activity) (Details) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended			24 Months Ended	1 Months Ended	12 Months Ended			24 Months Ended
	Dec. 20, 2011 Employee Share Options [Member] CNY	Dec. 31, 2012 Employee Share Options [Member] CNY	Dec. 31, 2011 Employee Share Options [Member] CNY	Dec. 31, 2010 Employee Share Options [Member] CNY	Dec. 31, 2011 Employee Share Options [Member] CNY	Dec. 20, 2011 Conditional Share Options [Member] CNY	Dec. 31, 2012 Conditional Share Options [Member] CNY	Dec. 31, 2011 Conditional Share Options [Member] CNY	Dec. 31, 2010 Conditional Share Options [Member] CNY	Dec. 31, 2011 Conditional Share Options [Member] CNY	Dec. 31, 2012 Conditional Share Options [Member] AED
Number of options
Outstanding at beginning of period		2,091,434	2,282,071	2,961,175	2,961,175		4,941,329	3,952,100	347,300	347,300	6,635,951
Granted		248,000	230,000	62,960	242,960		2,226,600	1,165,600	3,604,800	4,370,400
Forfeited		(197,071)	(140,815)	(162,383)			(514,651)	(171,871)
Exercise		(283,891)	(279,822)	(579,681)			(17,327)	(4,500)
Outstanding at end of period		1,858,472	2,091,434	2,282,071	2,091,434			4,941,329	3,952,100	4,941,329	6,635,951
Vested and expected to vest as of December 31, 2012	239,720	1,819,034				3,569,200					6,149,336
Exercisable as of December 31, 2012		1,415,917									2,035,461
Weighted average exercise price
Outstanding at beginning of period		2.74	2.54	2.31	2.31		3.75	3.74	3.47	3.47
Granted	3.79	2.86	3.79	4.08		3.79	2.95	3.79	3.77
Forfeited		3.42	2.80	2.38			3.71	3.76
Exercise		1.80	1.83	1.59			3.71	3.79
Outstanding at end of period		2.82	2.74	2.54	2.74		3.49	3.75	3.74	3.75
Vested and expected to vest as of December 31, 2012		2.81					3.47
Exercisable as of December 31, 2012		2.69					3.75
Weighted average remaining contractual term
Outstanding as of December 31, 2012		5 years 7 months 10 days					5 years 7 months 17 days
Vested and expected to vest as of December 31, 2012		5 years 7 months 2 days					5 years 8 months 1 day
Exercisable as of December 31, 2012		5 years 4 months 13 days					5 years 1 month 21 days
Aggregate intrinsic value
Outstanding as of December 31, 2012		2,235									3,541
Vested and expected to vest as of December 31, 2012		2,202									3,375
Exercisable as of December 31, 2012		1,890					552